Statement of Operations (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		13 Months Ended	25 Months Ended	28 Months Ended
	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
General and Administrative Expenses
Accounting Fees	$ 0	$ 2,500	$ 1,500	$ 6,667	$ 500	$ 500	$ 7,167	$ 9,667
Audit and Tax Fees	0	11,825	7,850	15,181	29,322	29,322	44,503	56,328
Amortization - Website Development Costs		748	0	1,994		0	1,994	2,742
Bank Fees	67	364	(194)	202	527	594	796	1,160
Consulting Fees	0	12,500	0	13,333	1,500	1,500	14,833	27,333
Filing and Transfer Agent Fees	0	2,468	1,503	14,389	6,091	6,091	20,480	22,948
License and Permit Fees	325	(50)	0	494	732	1,057	1,551	1,501
Legal Fees	767	3,369	2,190	29,767	24,375	25,142	54,909	58,278
Travel Expenses		0	0	11,043		0	11,043	11,043
Web Domain Expense	20	0	0	10	0	20	30	30
Total General and Administrative Expenses	1,179	33,724	12,849	93,080	63,047	64,226	157,306	191,030
(Loss) before other expense	(1,179)	(33,724)	(12,849)	(93,080)	(63,047)	(64,226)	(157,306)	(191,030)
Other Expense
Interest Expense	0	1,652	1,626	7,314	3,009	3,009	10,323	11,975
Net Loss and Comprehensive Loss for the Period	(1,179)	(35,376)	(14,475)	(100,394)	(66,056)	(67,235)	(167,629)	(203,005)
Basic and Diluted Net Loss per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	16,000,000	24,000,100	20,333,433	23,109,990	17,545,283
Online Disruptive Technologies Inc. [Member]
General and Administrative Expenses
Bank Fees	97
License and Permit Fees	325
Legal Fees	2,741
Total General and Administrative Expenses	3,163
Other Expense
Net Loss and Comprehensive Loss for the Period	(3,163)
Basic and Diluted Net Loss per Common Share	$ (0.02)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	133,433
Relationshipscoreboard.com Entertainment Inc. [Member]
General and Administrative Expenses
Bank Fees	67
License and Permit Fees	325
Legal Fees	767
Web Domain Expense	20
Total General and Administrative Expenses	1,179
Other Expense
Net Loss and Comprehensive Loss for the Period	$ (1,179)
Basic and Diluted Net Loss per Common Share	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	939,172